UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN BALANCED SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2012

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Balanced Shares Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 71.2%
Information Technology - 11.8%
Communications Equipment - 0.7%
Cisco Systems, Inc.	176,090	$3,500,669

Computers & Peripherals - 2.5%
Apple, Inc. (a)	25,110	13,620,668

IT Services - 1.5%
Accenture PLC	40,273	2,397,855
Amdocs Ltd. (a)	92,390	2,833,601
Global Payments, Inc.	60,590	3,127,656

		8,359,112

Semiconductors & Semiconductor Equipment - 2.5%
Lam Research Corp. (a)	55,850	2,328,945
Marvell Technology Group Ltd. (a)	434,562	6,518,430
Xilinx, Inc.	131,910	4,871,436

		13,718,811

Software - 4.6%
Activision Blizzard, Inc.	290,605	3,472,730
Adobe Systems, Inc. (a)	91,300	3,002,857
CA, Inc.	90,550	2,447,567
Cadence Design Systems, Inc. (a)	300,720	3,539,474
Microsoft Corp.	408,180	12,955,633

		25,418,261

		64,617,521

Financials - 11.4%
Capital Markets - 1.0%
BlackRock, Inc.-Class A	12,640	2,515,360
Goldman Sachs Group, Inc. (The)	26,520	3,053,513

		5,568,873

Commercial Banks - 2.5%
PNC Financial Services Group, Inc.	50,965	3,033,437
Wells Fargo & Co.	332,440	10,402,047

		13,435,484

Consumer Finance - 0.5%
Capital One Financial Corp.	55,090	2,787,554

Diversified Financial Services - 3.2%
IntercontinentalExchange, Inc. (a)	39,430	5,439,763
JPMorgan Chase & Co.	315,210	12,368,840

		17,808,603

Insurance - 4.2%
ACE Ltd.	109,490	7,851,528
Axis Capital Holdings Ltd.	146,975	4,534,179
MetLife, Inc.	187,617	7,232,635

Company	Shares	U.S. $ Value
Travelers Cos., Inc. (The)	56,410	3,270,088

		22,888,430

		62,488,944

Health Care - 11.1%
Biotechnology - 1.8%
Amgen, Inc.	97,768	6,643,336
Gilead Sciences, Inc. (a)	75,490	3,434,795

		10,078,131

Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	41,600	2,418,208
St Jude Medical, Inc.	77,543	3,266,111
Zimmer Holdings, Inc. (a)	24,250	1,473,188

		7,157,507

Health Care Providers & Services - 4.2%
Cardinal Health, Inc.	86,410	3,590,336
McKesson Corp.	67,810	5,662,813
UnitedHealth Group, Inc.	249,310	13,899,032

		23,152,181

Life Sciences Tools & Services - 0.3%
Covance, Inc. (a)	33,626	1,604,969

Pharmaceuticals - 3.5%
Abbott Laboratories	47,200	2,671,992
Johnson & Johnson	44,630	2,904,520
Merck & Co., Inc.	191,130	7,295,432
Pfizer, Inc.	294,100	6,205,510

		19,077,454

		61,070,242

Industrials - 10.9%
Aerospace & Defense - 1.9%
L-3 Communications Holdings, Inc.	33,190	2,331,598
Raytheon Co.	159,375	8,051,625

		10,383,223

Commercial Services & Supplies - 0.5%
Corrections Corp. of America (a)	116,000	2,906,960

Construction & Engineering - 1.0%
Foster Wheeler AG (a)	125,426	3,089,242
URS Corp. (a)	50,700	2,213,055

		5,302,297

Electrical Equipment - 1.1%
AMETEK, Inc.	57,880	2,755,088
Hubbell, Inc.-Class B	41,520	3,123,135

		5,878,223

Industrial Conglomerates - 2.3%
General Electric Co.	672,800	12,816,840

Company	Shares	U.S. $ Value
Machinery - 2.5%
Actuant Corp.-Class A	99,220	2,795,027
Dover Corp.	87,040	5,572,301
Gardner Denver, Inc.	79,750	5,477,230

		13,844,558

Professional Services - 1.1%
Towers Watson & Co.	93,830	5,999,490

Road & Rail - 0.5%
Norfolk Southern Corp.	40,557	2,794,377

		59,925,968

Energy - 8.6%
Energy Equipment & Services - 2.9%
Diamond Offshore Drilling, Inc. (b)	93,890	6,428,648
Helmerich & Payne, Inc.	26,880	1,647,744
National Oilwell Varco, Inc.	92,913	7,668,110

		15,744,502

Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	110,050	12,008,656
Devon Energy Corp.	57,330	4,202,862
Exxon Mobil Corp.	110,150	9,527,975
Occidental Petroleum Corp.	54,605	5,699,124

		31,438,617

		47,183,119

Consumer Discretionary - 7.6%
Automobiles - 0.6%
Harley-Davidson, Inc.	64,750	3,016,055

Internet & Catalog Retail - 1.3%
Liberty Interactive Corp. (a)	382,313	7,172,192

Media - 4.8%
Comcast Corp.-Class A	257,265	7,558,446
DISH Network Corp.-Class A	68,344	1,993,594
Liberty Media Corp.-Liberty Capital (a)	41,158	3,699,693
Scripps Networks Interactive, Inc.-Class A	130,190	5,884,588
Time Warner, Inc.	45,055	1,676,496
Viacom, Inc.-Class B	119,080	5,670,590

		26,483,407

Specialty Retail - 0.9%
Bed Bath & Beyond, Inc. (a)	59,280	3,541,387
Lowe’s Cos., Inc.	53,820	1,527,412

		5,068,799

		41,740,453

Consumer Staples - 4.0%
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	208,951	9,423,690
Kroger Co. (The)	63,326	1,506,526

		10,930,216

Company	Shares	U.S. $ Value
Food Products - 0.3%
Smithfield Foods, Inc. (a)	66,340	1,554,346

Tobacco - 1.7%
Lorillard, Inc.	48,769	6,392,640
Philip Morris International, Inc.	38,990	3,256,445

		9,649,085

		22,133,647

Materials - 2.2%
Chemicals - 0.4%
CF Industries Holdings, Inc.	12,850	2,390,100

Metals & Mining - 1.3%
Newmont Mining Corp.	121,380	7,209,972

Paper & Forest Products - 0.5%
Domtar Corp.	28,900	2,770,643

		12,370,715

Utilities - 1.8%
Electric Utilities - 0.6%
Exelon Corp.	89,540	3,498,328

Multi-Utilities - 1.2%
Ameren Corp.	111,540	3,577,088
Public Service Enterprise Group, Inc.	95,480	2,938,874

		6,515,962

		10,014,290

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	212,650	6,504,964
Verizon Communications, Inc.	82,020	3,125,782

		9,630,746

Total Common Stocks (cost $324,279,848)		391,175,645

	Principal Amount (000)
MORTGAGE PASS-THROUGHS - 7.1%
Agency Fixed Rate 30-Year - 5.6%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39	$4,293	4,556,358
Series 2005
5.50%, 1/01/35	972	1,058,128
Federal National Mortgage Association
3.50%, 12/01/41	2,143	2,216,309
4.00%, TBA	3,280	3,451,688
4.00%, 1/01/41	2,123	2,233,608
4.50%, TBA	2,080	2,213,494
5.50%, 6/01/38	712	774,714
6.00%, 3/01/38-7/01/39	985	1,082,192
Series 2004

	Principal Amount (000)	U.S. $ Value
6.00%, 11/01/34	1,365	1,522,499
Series 2006
5.00%, 2/01/36	1,680	1,813,636
Series 2008
5.50%, 8/01/37-5/01/38	5,738	6,257,322
6.00%, 3/01/37-5/01/38	2,437	2,692,135
Series 2010
6.00%, 2/01/40-4/01/40	897	985,809

		30,857,892

Agency Fixed Rate 15-Year - 0.8%
Federal National Mortgage Association
3.00%, TBA	1,425	1,474,819
4.50%, TBA	1,290	1,380,300
4.50%, 6/01/26	1,587	1,696,094

		4,551,213

Agency ARMs - 0.7%
Federal Home Loan Mortgage Corp.
2.448%, 4/01/35 (c)	987	1,041,037
2.665%, 4/01/36 (d)	940	1,001,405
3.521%, 10/01/39 (d)	816	866,402
Series 2006
2.965%, 12/01/36 (c)	72	77,103
3.001%, 1/01/37 (c)	143	151,863
Series 2007
2.252%, 2/01/37 (c)	156	164,124
2.608%, 1/01/37 (c)	82	87,189
Federal National Mortgage Association
Series 2007
2.418%, 2/01/37 (c)	106	110,082
3.087%, 8/01/37 (d)	313	332,075

		3,831,280

Total Mortgage Pass-Throughs (cost $37,906,558)		39,240,385

CORPORATES - INVESTMENT GRADES - 6.8%
Industrial - 3.2%
Basic - 0.3%
AngloGold Ashanti Holdings PLC 5.375%, 4/15/20	230	235,750
ArcelorMittal 6.125%, 6/01/18	158	167,195
ArcelorMittal USA LLC 6.50%, 4/15/14	235	251,939
Dow Chemical Co. (The)
4.125%, 11/15/21	55	58,532
5.25%, 11/15/41	55	60,594
7.60%, 5/15/14	140	159,111
8.55%, 5/15/19	177	235,436
International Paper Co. 7.95%, 6/15/18	370	463,825

	Principal Amount (000)	U.S. $ Value
PPG Industries, Inc.
5.75%, 3/15/13	192	200,856

		1,833,238

Capital Goods - 0.1%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (e)	61	63,237
Owens Corning
6.50%, 12/01/16	353	390,325
Republic Services, Inc.
5.25%, 11/15/21	218	251,507
5.50%, 9/15/19	153	176,629

		881,698

Communications - Media - 0.7%
CBS Corp.
3.375%, 3/01/22	276	273,871
5.75%, 4/15/20	96	111,643
8.875%, 5/15/19	174	232,006
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	440	650,700
Comcast Corp.
5.15%, 3/01/20	95	111,349
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21	175	189,853
4.75%, 10/01/14	80	87,170
Interpublic Group of Cos. Inc. (The)
4.00%, 3/15/22	35	34,558
News America, Inc.
6.15%, 3/01/37-2/15/41	276	322,361
9.25%, 2/01/13	150	160,696
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290	365,252
Time Warner Entertainment Co. LP
8.375%, 3/15/23	470	642,928
Virgin Media Secured Finance PLC
5.25%, 1/15/21	200	219,004
WPP Finance UK
8.00%, 9/15/14	323	373,042

		3,774,433

Communications - Telecommunications - 0.4%
American Tower Corp.
5.05%, 9/01/20	430	444,172
AT&T, Inc.
4.45%, 5/15/21	225	252,440
Deutsche Telekom International
4.875%, 3/06/42 (e)	370	364,835
Telecom Italia Capital SA
6.175%, 6/18/14	545	561,350
Telefonica Emisiones SAU
5.462%, 2/16/21	140	140,832
Vodafone Group PLC
6.15%, 2/27/37	285	358,510

		2,122,139

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (e)	323	350,525

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
7.625%, 4/15/31	455	610,289
Viacom, Inc.
5.625%, 9/15/19	460	540,584

		1,150,873

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	255	319,625

Consumer Non-Cyclical - 0.3%
Ahold Finance USA LLC
6.875%, 5/01/29	325	408,385
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	415	433,314
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (e)	590	626,422
Delhaize Group SA
5.875%, 2/01/14	150	161,394
Whirlpool Corp.
8.60%, 5/01/14	75	83,614

		1,713,129

Energy - 0.3%
Anadarko Petroleum Corp.
5.95%, 9/15/16	125	144,715
Marathon Petroleum Corp.
3.50%, 3/01/16	63	65,317
5.125%, 3/01/21	107	116,207
Nabors Industries, Inc.
9.25%, 1/15/19	302	380,206
Noble Energy, Inc.
8.25%, 3/01/19	355	450,490
Noble Holding International Ltd.
4.90%, 8/01/20	41	44,907
Southwestern Energy Co.
4.10%, 3/15/22 (e)	102	101,875
Transocean, Inc.
6.375%, 12/15/21	255	300,938
Weatherford International Ltd./Bermuda
9.625%, 3/01/19	280	379,346

		1,984,001

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (e)	425	420,750

Technology - 0.2%
Agilent Technologies, Inc.
5.00%, 7/15/20	81	90,191

	Principal Amount (000)	U.S. $ Value
Hewlett-Packard Co.
4.65%, 12/09/21	167	180,075
Intel Corp.
4.80%, 10/01/41	105	118,854
Motorola Solutions, Inc.
7.50%, 5/15/25	90	105,081
Xerox Corp.
8.25%, 5/15/14	435	488,549

		982,750

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	357	381,295

Transportation - Railroads - 0.1%
CSX Corp.
4.75%, 5/30/42	350	365,290

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (e)	440	434,603
Con-way, Inc.
6.70%, 5/01/34	380	365,892
Ryder System, Inc.
5.85%, 11/01/16	164	185,264
7.20%, 9/01/15	147	172,126

		1,157,885

		17,437,631

Financial Institutions - 2.6%
Banking - 1.6%
Bank of America Corp.
5.625%, 7/01/20	170	176,363
5.70%, 1/24/22	550	582,925
5.875%, 2/07/42	365	364,112
Barclays Bank PLC
5.125%, 1/08/20	260	274,898
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	895	975,994
Citigroup, Inc.
4.50%, 1/14/22	150	154,100
5.50%, 4/11/13	490	508,387
8.50%, 5/22/19	240	297,767
Countrywide Financial Corp.
6.25%, 5/15/16	143	143,794
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	295	307,933
6.00%, 6/15/20	365	388,012
7.50%, 2/15/19	400	455,358
HSBC Holdings PLC
5.10%, 4/05/21	223	244,064
JPMorgan Chase & Co.
4.50%, 1/24/22	305	324,076
Lloyds TSB Bank PLC
4.375%, 1/12/15 (e)	420	428,962
Macquarie Group Ltd.
4.875%, 8/10/17 (e)	380	373,767

	Principal Amount (000)	U.S. $ Value
Morgan Stanley
5.50%, 7/24/20-7/28/21	368	363,676
6.625%, 4/01/18	390	413,504
Nationwide Building Society
6.25%, 2/25/20 (e)	425	444,588
PNC Funding Corp.
5.125%, 2/08/20	190	219,198
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	250	271,629
Societe Generale SA
2.50%, 1/15/14 (e)	140	137,159
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (e)	235	208,302
Union Bank NA
5.95%, 5/11/16	405	437,141
Wachovia Corp.
5.50%, 5/01/13	410	432,111

		8,927,820

Finance - 0.1%
General Electric Capital Corp.
4.65%, 10/17/21	146	158,771
SLM Corp. Series A
5.375%, 1/15/13	306	313,650

		472,421

Insurance - 0.7%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16	165	187,785
American International Group, Inc.
6.40%, 12/15/20	340	379,157
Coventry Health Care, Inc.
5.95%, 3/15/17	130	147,416
6.30%, 8/15/14	260	284,573
Genworth Financial, Inc.
6.515%, 5/22/18	272	277,382
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (e)	247	315,176
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	120	123,598
5.50%, 3/30/20	207	215,510
Humana, Inc.
7.20%, 6/15/18	355	428,317
Lincoln National Corp.
8.75%, 7/01/19	172	219,291
Markel Corp.
7.125%, 9/30/19	261	297,754
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (e)	130	190,771
Metlife Capital Trust IV
7.875%, 12/15/37 (e)	260	286,000
MetLife, Inc.
7.717%, 2/15/19	158	201,251
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (e)	493	465,724

	Principal Amount (000)	U.S. $ Value
XL Group PLC
5.25%, 9/15/14	68	71,985

		4,091,690

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (e)	192	195,112
ORIX Corp.
4.71%, 4/27/15	300	317,030

		512,142

REITS - 0.1%
ERP Operating LP
5.25%, 9/15/14	355	383,747
HCP, Inc.
5.375%, 2/01/21	250	274,028

		657,775

		14,661,848

Utility - 0.8%
Electric - 0.4%
Ameren Corp.
8.875%, 5/15/14	268	301,172
Constellation Energy Group, Inc.
5.15%, 12/01/20	160	180,015
FirstEnergy Corp. Series C
7.375%, 11/15/31	395	503,956
Nisource Finance Corp.
6.80%, 1/15/19	355	425,719
Pacific Gas & Electric Co.
4.50%, 12/15/41	140	146,307
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (e)	385	407,818
TECO Finance, Inc.
4.00%, 3/15/16	135	142,846
5.15%, 3/15/20	160	179,800

		2,287,633

Natural Gas - 0.4%
DCP Midstream LLC
5.35%, 3/15/20 (e)	181	199,897
Energy Transfer Partners LP
6.70%, 7/01/18	370	423,626
Enterprise Products Operating LLC
5.20%, 9/01/20	63	71,465
EQT Corp.
8.125%, 6/01/19	266	315,457
Kinder Morgan Energy Partners LP
4.15%, 3/01/22 (b)	181	188,103
TransCanada PipeLines Ltd.
6.35%, 5/15/67	405	415,630

	Principal Amount (000)	U.S. $ Value
Williams Partners LP
5.25%, 3/15/20	293	330,865

		1,945,043

		4,232,676

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (e)	410	449,462
IPIC GMTN Ltd.
3.75%, 3/01/17 (b)(e)	370	372,775
Petrobras International Finance Co.-Pifco
5.75%, 1/20/20	330	363,000

		1,185,237

Total Corporates - Investment Grades (cost $34,405,378)		37,517,392

GOVERNMENTS - TREASURIES - 5.2%
United States - 5.2%
U.S. Treasury Bonds
4.50%, 2/15/36	3,335	4,240,659
4.625%, 2/15/40	2,603	3,400,967
U.S. Treasury Notes
0.875%, 11/30/16-1/31/17	4,890	4,901,155
1.00%, 8/31/16	10,078	10,181,441
2.00%, 11/15/21	1,595	1,602,975
2.625%, 11/15/20	4,112	4,406,264

Total Governments - Treasuries (cost $26,773,272)		28,733,461

AGENCIES - 3.4%
Agency Debentures - 3.4%
Federal Farm Credit Bank
0.274%, 10/12/12 (c)	910	910,744
0.294%, 4/26/13 (c)	5,845	5,854,019
0.304%, 6/26/13 (c)	2,700	2,704,533
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22	1,706	1,725,331
Federal National Mortgage Association
0.276%, 10/18/12 (c)	600	600,385
6.25%, 5/15/29	2,651	3,692,048
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20	3,475	2,894,950

Total Agencies (cost $17,305,867)		18,382,010

ASSET-BACKED SECURITIES - 1.8%
Autos - Fixed Rate - 0.7%
Ally Auto Receivables Trust
Series 2011-5, Class A2
0.80%, 6/16/14	508	508,614
Series 2012-1, Class A2
0.71%, 9/15/14	410	410,157

	Principal Amount (000)	U.S. $ Value
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class A2
1.19%, 8/08/15	179	179,735
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16	180	180,496
Series 2012-1, Class A3
0.89%, 9/15/16	190	190,012
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (e)	300	300,002
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (e)	513	513,376
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (e)	470	470,870
Santander Drive Auto Receivables Trust
Series 2011-4, Class A2
1.37%, 3/16/15	209	209,135
Volkswagen Auto Lease Trust
Series 2011-A, Class A2
1.00%, 2/20/14	377	376,753
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A2
0.61%, 10/20/14	362	362,153

		3,701,303

Home Equity Loans - Floating Rate - 0.4%
HSBC Home Equity Loan Trust
Series 2007-1, Class M1
0.626%, 3/20/36 (c)	2,680	1,936,428
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.604%, 3/25/37 (c)(f)	819	2,153

		1,938,581

Credit Cards - Floating Rate - 0.3%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.419%, 4/17/17 (c)	760	760,971
Discover Card Master Trust
Series 2010-A1, Class A1
0.899%, 9/15/15 (c)	244	245,431
Series 2009-A1, Class A1
1.549%, 12/15/14 (c)	265	265,930
Series 2009-A2, Class A
1.549%, 2/17/15 (c)	230	231,207

		1,503,539

Autos - Floating Rate - 0.2%
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.949%, 2/15/17 (c)(e)	470	485,296

	Principal Amount (000)	U.S. $ Value
Series 2012-1, Class A
0.719%, 1/15/16 (c)	701	701,067
Navistar Financial Dealer Note Master Trust
Series 2011-1, Class A
1.394%, 10/25/16 (c)(e)	189	190,795

		1,377,158

Other ABS - Fixed Rate - 0.1%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	355	356,038
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	160	159,691
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (e)	208	207,966

		723,695

Other ABS - Floating Rate - 0.1%
GE Dealer Floorplan Master Note Trust
Series 2012-1, Class A
0.816%, 2/20/17 (c)	545	544,998

Credit Cards - Fixed Rate - 0.0%
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17	240	239,968

Total Asset-Backed Securities (cost $11,584,640)		10,029,242

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Non-Agency Fixed Rate CMBS - 1.2%
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	1,230	1,377,615
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.243%, 4/10/37	360	236,849
Series 2007-GG9, Class A4
5.444%, 3/10/39	670	743,834
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class A4
5.819%, 6/15/49	730	805,979
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	456	463,225
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A2
5.291%, 7/12/46	712	733,841
Series 2006-3, Class A4
5.414%, 7/12/46	1,805	2,037,807
Series 2006-4, Class AM
5.204%, 12/12/49	285	281,775

Total Commercial Mortgage-Backed Securities (cost $6,098,611)		6,680,925

	Principal Amount (000)	U.S. $ Value
QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (e)	370	396,825

Kazakhstan - 0.0%
KazMunayGas National Co.
7.00%, 5/05/20 (e)	301	346,150

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (e)	435	491,224

Total Quasi-Sovereigns (cost $1,100,636)		1,234,199

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Indonesia - 0.1%
Republic of Indonesia
5.25%, 1/17/42 (e)	365	389,181

Qatar - 0.1%
State of Qatar
4.50%, 1/20/22 (e)	375	389,438

Total Governments - Sovereign Bonds (cost $729,391)		778,619

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
California GO 7.625%, 3/01/40 (cost $581,823)	570	757,404

CORPORATES - NON-INVESTMENT GRADES - 0.1%
Financial Institutions - 0.1%
Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 (g)	845	229,206

Insurance - 0.0%
XL Group PLC Series E
6.50%, 4/15/17	185	156,788

		385,994

Industrial - 0.0%
Capital Goods - 0.0%
Ball Corp.
5.00%, 3/15/22	48	49,080

Total Corporates - Non-Investment Grades (cost $1,027,503)		435,074

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII 8.50% (cost $225,000)	9,000	234,000

SHORT-TERM INVESTMENTS - 5.2%
Investment Companies - 5.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (h) (cost $28,359,869)	28,359,869	28,359,869

Total Investments Before Security Lending Collateral for Securities Loaned - 102.6% (cost $490,378,396)		563,558,225

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 1.2%
Investment Companies - 1.2%
AllianceBernstein Exchange Reserves-Class I, 0.22% (h) (cost $6,896,175)	6,896,175	6,896,175

Total Investments - 103.8% (cost $497,274,571) (i)		570,454,400
Other assets less liabilities - (3.8)%		(20,963,079)

Net Assets - 100.0%		$549,491,321

CREDIT DEFAULT SWAP CONTRACTS ON INDICIES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at February 29, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Morgan Stanley Capital Services, Inc.:
CDX-NAIGS17V1-5 Year Index, 12/20/16*	(1.00)	0.94	3,590	$(17,106)	$64,308	$(81,414)

*	Termination date

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Floating Rate Security. Stated interest rate was in effect at February 29, 2012.
(d)	Variable rate coupon, rate shown as of February 29, 2012.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate market value of these securities amounted to $11,018,883 or 2.0% of net assets.
(f)	Illiquid security.
(g)	Security is in default and is non-income producing.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of February 29, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $77,010,424 and gross unrealized depreciation of investments was $(3,830,595), resulting in net unrealized appreciation of $73,179,829.

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

AllianceBernstein Balanced Shares Fund

February 29, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$391,175,645		$	– 0	–	$	– 0	–	$391,175,645
Mortgage Pass-Throughs	– 0	–		39,240,385			– 0	–	39,240,385
Corporates - Investment Grades	– 0	–		37,517,392			– 0	–	37,517,392
Governments - Treasuries	– 0	–		28,733,461			– 0	–	28,733,461
Agencies	– 0	–		18,382,010			– 0	–	18,382,010
Asset-Backed Securities	– 0	–		6,821,968			3,207,274		10,029,242
Commercial Mortgage-Backed Securities	– 0	–		5,356,322			1,324,603		6,680,925
Quasi-Sovereigns	– 0	–		1,234,199			– 0	–	1,234,199
Governments - Sovereign Bonds	– 0	–		778,619			– 0	–	778,619
Local Governments - Municipal Bonds	– 0	–		757,404			– 0	–	757,404
Corporates - Non-Investment Grades	– 0	–		435,074			– 0	–	435,074
Preferred Stocks	234,000			– 0	–		– 0	–	234,000
Short-Term Investments	28,359,869			– 0	–		– 0	–	28,359,869
Investments of Cash Collateral for Security Loaned in Affilliated Money Market Fund	6,896,175			– 0	–		– 0	–	6,896,175

Total Investments in Securities	426,665,689			139,256,834			4,531,877		570,454,400
Other Financial Instruments**:	– 0	–		– 0	–		– 0	–	– 0	–
Assets	– 0	–		– 0	–		– 0	–	– 0	–
Liabilities:
Credit Default Swap Contracts	– 0	–		(81,414)			– 0	–	(81,414)

Total	$426,665,689			$139,175,420			$4,531,877		$570,372,986

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 11/30/11	$2,725,292		$1,377,909			$1,554
Accrued discounts/(premiums)	3		10,995			3
Realized gain (loss)	(110,539)		32,730			(480,949)
Change in unrealized appreciation/depreciation	109,616		49,934			479,392
Purchases	545,000		– 0	–		– 0	–
Sales	(62,098)		(146,965)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 2/29/12	$3,207,274		$1,324,603		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 2/29/12	$109,616		$49,934		$	– 0	–

	Total
Balance as of 11/30/11	$4,104,755
Accrued discounts/(premiums)	11,001
Realized gain (loss)	(558,758)
Change in unrealized appreciation/depreciation	638,942
Purchases	545,000
Sales	(209,063)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 2/29/12	$4,531,877

Net change in unrealized appreciation/depreciation from Investments held as of 2/29/12	$159,550

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2012